Ivy Global Equity Income Fund
Ivy Global Equity Income Fund
Objective
To seek to provide total return through a combination of current income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 225 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 131 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ivy Global Equity Income Fund - USD ($)	Class A		Class B		Class C		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none	none
Maximum Account Fee	$ 20	[2]	none		$ 20	[2]	none	none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Ivy Global Equity Income Fund		Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%	none	0.25%
Other Expenses		0.43%	0.28%	0.25%	0.28%	0.38%	0.13%	0.28%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[2]	1.41%	2.01%	1.98%	1.01%	1.61%	0.86%	1.26%
Fee Waiver and/or Expense Reimbursement	[3]	0.08%	none	none	0.04%	none	none	0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.33%	2.01%	1.98%	0.97%	1.61%	0.86%	1.22%
[1]	Acquired Fund Fees and Expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the business development companies (BDCs) in which the Fund invested during the last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each BDC for the BDC's most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[2]	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
[3]	Through July 31, 2016, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for the Fund's Class A shares at 1.30%, Class I shares at 0.94% and Class Y shares at 1.19%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Ivy Global Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	703	988	1,295	2,162
Class B Shares	604	930	1,183	2,183
Class C Shares	201	621	1,068	2,306
Class I Shares	99	318	554	1,233
Class R Shares	164	508	876	1,911
Class R6 Shares	88	274	477	1,061
Class Y Shares	124	396	688	1,519

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Ivy Global Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	703	988	1,295	2,162
Class B Shares	204	630	1,083	2,183
Class C Shares	201	621	1,068	2,306
Class I Shares	99	318	554	1,233
Class R Shares	164	508	876	1,911
Class R6 Shares	88	274	477	1,061
Class Y Shares	124	396	688	1,519

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.
Principal Investment Strategies
Ivy Global Equity Income Fund invests principally in equity securities that are issued by companies of any size located largely in developed markets around the world, that IICO believes will be able to generate a reasonable level of current income for investors given current market conditions, and that demonstrate favorable prospects for total return. The Fund focuses on companies that IICO believes have the ability to maintain and/or grow their dividends while providing capital appreciation over the long-term.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. For this purpose, such equity securities consist primarily of dividend-paying common stocks across the globe. In an attempt to enhance return, the Fund also may invest, to a lesser extent, in companies not currently paying dividends to shareholders or companies with an unsustainably high dividend. The Fund may invest in U.S. and non-U.S issuers and may invest up to 100% of its total assets in foreign securities. Although the Fund invests primarily in large capitalization companies (typically companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in companies of any size.

Under normal circumstances, the Fund invests at least 40% (or, if IICO deems it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. Under normal circumstances, the Fund will allocate its assets among at least three different countries (one of which may be the United States).

In selecting securities for the Fund, IICO combines a top-down (assessing the market environment), macro approach with a bottom-up (researching individual issuers) stock selection process, and uses a combination of country analysis, industry dynamics, and individual stock selection. IICO seeks to determine the most appropriate sectors and geographies to benefit from its top-down analysis and generally seeks to find what it believes are reasonably-valued, dividend-paying companies with growth prospects, a sound balance sheet and steady cash flow generation. IICO also considers several other factors, which typically include a company's history of fundamentals; management proficiency; competitive environment; and relative valuation.

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various additional foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

The Fund may use a range of derivative instruments to seek to hedge various risks, most notably using forward contracts to manage (either increase or decrease) the exposure to various foreign currencies.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers attractive current income prospects or significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer's country. IICO also may sell a security to reduce the Fund's holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Derivatives Risk. The use of derivatives presents several risks, including the risk that these instruments may change in value in a manner that adversely affects the Fund's NAV and the risk that fluctuations in the value of the derivatives may not correlate with the reference instrument underlying the derivative. Derivatives can be highly complex, can create investment leverage, may perform in unanticipated ways and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO as to certain anticipated price movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used. When used for hedging, the change in value of the derivative also may not correlate specifically with the security or other risk being hedged. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might be beneficial. Derivatives also may be subject to counterparty risk, which includes the risk that the Fund may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction.
  Dividend-Paying Stock Risk. Dividend-paying stocks may fall out of favor with investors and underperform non-dividend paying stocks and the market as a whole over any period of time. In addition, there is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. The amount of any dividend a company may pay may fluctuate significantly. In addition, the value of dividend-paying common stocks can decline when interest rates rise as other investments become more attractive to investors. This risk may be greater due to the current period of historically low interest rates.
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk. The Fund may use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent IICO's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund's investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company's operations, products or services in those foreign markets. As a result, a company's domicile and/or the markets in which the company's securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company's products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO's skill in evaluating and managing the Fund's portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Fund's holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. The financial crisis that started in 2008 continues to affect the U.S. and foreign economies and has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the Fund’s returns with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 8.68% (the third quarter of 2013) and the lowest quarterly return was -3.30% (the third quarter of 2014). The Class A return for the year through June 30, 2015 was -0.52%.
Average Annual Total Returns as of December 31, 2014
Average Annual Total Returns - Ivy Global Equity Income Fund	1 Year	Life of Class	Inception Date
Class A	(2.97%)	12.87%	Jun. 04, 2012
Class A | Return After Taxes on Distributions	(4.30%)	11.49%	Jun. 04, 2012
Class A | Return After Taxes on Distributions and Sale of Fund Shares	(0.58%)	9.89%	Jun. 04, 2012
Class B	(1.63%)	13.76%	Jun. 04, 2012
Class C	2.29%	14.76%	Jun. 04, 2012
Class I	3.31%	15.93%	Jun. 04, 2012
Class R	2.65%	11.16%	Dec. 19, 2012
Class R6		(0.73%)	Jul. 31, 2014
Class Y	2.98%	15.62%	Jun. 04, 2012
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on June 4, 2012)	2.48%	16.00%	Jun. 04, 2012
Lipper Global Equity Income Funds Universe Average (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on June 1, 2012)	2.22%	14.05%	Jun. 01, 2012